Disposal of Assets	12 Months Ended
Dec. 31, 2024
Disclosure Of Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Abstract]
Disposal of assets
B.8	Disposal of assets
(a) Sell-down of Scarborough Joint Venture to LNG Japan
On 8 August 2023 the Group entered into a sale and purchase agreement with LNG Japan for the sale of a 10%
non-operating
participating interest in the Scarborough Joint Venture.
As at 31 December 2023, the Group reclassified $823 million of assets, being the carrying value of the 10% interest in the Scarborough Joint Venture, to assets held for sale. Liabilities of $94 million were reclassified to liabilities directly associated with assets held for sale.
The transaction completed on 26 March 2024, reducing the Group’s participating interest from 100% to 90%. Proceeds from the sale were $910 million, including capital reimbursements and escalation. Delays to the first cargo or cost overruns in specific circumstances may result in payments by Woodside to LNG Japan of up to a maximum of $50 million. For the year
ended
31 December 2024, the Group recognised a
pre-tax
gain on sale of $121 million.
(b) Sell-down of Scarborough Joint Venture to JERA
On 23 February 2024, the Group entered into a sale and purchase agreement with JERA for the sale of
a 15.1%
non-operating
participating interest in the Scarborough Joint Venture.
As at 30 June 2024, the Group reclassified $1,378 million of assets, being the carrying value of the 15.1% interest in the Scarborough Joint Venture within the Australia segment, to assets held for sale. Liabilities of $119 million were reclassified to liabilities directly associated with assets held for sale. No impairment of assets occurred on reclassification to held for sale.
The transaction completed on 31 October 2024, reducing the Group’s participating interest from 90% to 74.9%. Proceeds from the sale were $1,425 million which includes the reimbursement from JERA for its share of expenditure for the Scarborough project from the effective date of 1 January 2022. For the year ended 31 December 2024, the Group recognised a pre-tax
gain on sale of $88 million.